S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 6.35
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	3.87
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 6.13
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (6,703)
De-SPAC, Net Tangible Book Value, Adjusted	$ 242,584
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	39,590,000
No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 12,174
No Redemption [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(2,748)
No Redemption [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 239,861
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 0.53
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	9.7
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 0.3
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (6,703)
De-SPAC, Net Tangible Book Value, Adjusted	$ 5,023
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	16,590,000
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 12,174
Redemption at 100 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(2,748)
Redemption at 100 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 2,300
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 5.64
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	4.59
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.41
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (6,703)
De-SPAC, Net Tangible Book Value, Adjusted	$ 183,194
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	33,840,000
Redemption at 25 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 12,174
Redemption at 25 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(2,748)
Redemption at 25 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	575
Redemption at 25 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 179,896
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 4.63
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	5.59
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 4.41
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (6,703)
De-SPAC, Net Tangible Book Value, Adjusted	$ 123,803
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,090,000
Redemption at 50 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 12,174
Redemption at 50 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(2,748)
Redemption at 50 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	1,150
Redemption at 50 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 119,930
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 3.11
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	7.12
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 2.88
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (6,703)
De-SPAC, Net Tangible Book Value, Adjusted	$ 64,413
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	22,340,000
Redemption at 75 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 12,174
Redemption at 75 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(2,748)
Redemption at 75 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	1,725
Redemption at 75 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 59,965
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Public Units [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	23,000,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	17,250,000
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,500,000
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Private Placements [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
PIPE Financing [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	10,000,000
PIPE Financing [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	10,000,000
PIPE Financing [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	10,000,000
PIPE Financing [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	10,000,000
PIPE Financing [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	10,000,000